Restoration provisions - Summary Of Change In Restoration And Rehabilitation Costs (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Statement [Line Items]
Restoration provisions	$ 321,400	$ 0
Initial recognition in 2020		321,400
Interest Recognized	3,194	0
Foreign exchange recognized	9,639
Restoration provisions	$ 334,233	$ 321,400